CAPITAL STOCK (Details) (USD $)	6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Dec. 31, 2011 COMMON STOCK SERIES A [Member]	Dec. 31, 2010 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 COMMON STOCK SERIES B [Member]	Dec. 31, 2011 COMMON STOCK SERIES B [Member]	Dec. 31, 2010 COMMON STOCK SERIES B [Member]
Common stock, shares authorized									10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	250,000,000	250,000,000	12,500,000
Common stock, par value per share									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding									670,589,493	670,589,493	419,863,368	286,587,004	5,365,419	5,365,419	3,884,321
Issuance of common stock for notes payable conversions, shares									95,262,798
Issuance of common stock for notes payable conversions	$ 3,663,267	$ 192,600	$ 553,325	$ 2,449,065	$ 3,420,890	$ 7,084,157
Issuance of common stock for services, shares									1,547,236
Issuance of common stock for services	1,547,236				2,274,737
Issuance of common stock for compensation, shares										52,408,636
Issuance of common stock for compensation	1,834,302		2,274,737		2,274,737	4,109,039
Issuance of common stock for rent, shares									3,480,000
Issuance of common stock for rent	113,600		340,000	469,220	340,000	453,600
Issuance of common stock for related party, shares									43,852,978
Issuance of common stock for related party	1,534,854					1,534,854
Issuance of common stock for cash, shares									2,000,000
Issuance of common stock for cash	65,667			75,000
Issuance of common stock for interest, shares									2,778,567
Issuance of common stock for interest	133,335		12,960	50,000
Notes payable	$ 2,409,667					$ 2,409,667
Conversion price of convertible notes							$ 0.015	$ 0.275
Maturity date, start	July 8, 2012
Maturity date, end	June 30, 2014
Number of shares issuable upon conversion of notes	71,488,653